UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        July 17, 2006
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      92
Form 13F Information Table Value Total:      $117391

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1444    17872 SH       SOLE                                      17872
Abbott Laboratories            COM              002824100      862    19773 SH       SOLE                                      19773
Adobe Systems Inc              COM              00724F101     2284    75215 SH       SOLE                                      75215
Aflac                          COM              001055102     1754    37852 SH       SOLE                                      37852
Amgen Inc.                     COM              031162100     1828    28025 SH       SOLE                                      28025
Apache Corporation             COM              037411105     1314    19249 SH       SOLE                                      19249
Aptargroup Inc                 COM              038336103      273     5511 SH       SOLE                                       5511
Automatic Data Proc            COM              053015103     1602    35324 SH       SOLE                                      35324
BP PLC Spons Adr               COM              055622104     2105    30247 SH       SOLE                                      30247
BankAmerica Corp               COM              060505104      294     6107 SH       SOLE                                       6107
Becton Dickinson & Co          COM              075887109      946    15474 SH       SOLE                                      15474
Bed Bath & Beyond              COM              075896100     1584    47764 SH       SOLE                                      47764
C H Robinson Worldwide Inc New COM              12541W209      949    17798 SH       SOLE                                      17798
Canon Inc. Adr                 COM              138006309     1568    21405 SH       SOLE                                      21405
Cheesecake Factory             COM              163072101      489    18141 SH       SOLE                                      18141
Cincinnati Finl Corp           COM              172062101      698    14853 SH       SOLE                                      14853
Cintas Corp                    COM              172908105      298     7500 SH       SOLE                                       7500
Clarcor Inc                    COM              179895107     1119    37558 SH       SOLE                                      37558
Coca Cola Co                   COM              191216100      301     7000 SH       SOLE                                       7000
Coca Cola Enterprises          COM              191219104      244    12000 SH       SOLE                                      12000
Cognizant Tech                 COM              192446102      271     4028 SH       SOLE                                       4028
Danaher Corp                   COM              235851102      994    15457 SH       SOLE                                      15457
Dentsply Intl                  COM              249030107      483     7975 SH       SOLE                                       7975
Dover Corp                     COM              260003108      701    14175 SH       SOLE                                      14175
EMC Corporation                COM              268648102      226    20606 SH       SOLE                                      20606
Eaton Vance                    COM              278265103      282    11305 SH       SOLE                                      11305
Ecolab                         COM              278865100     2263    55774 SH       SOLE                                      55774
Emerson Electric Co            COM              291011104     3069    36616 SH       SOLE                                      36616
Expeditors Int'l Wash          COM              302130109     3732    66637 SH       SOLE                                      66637
Exxon Mobil Corp               COM              30231G102     2929    47739 SH       SOLE                                      47739
FPL Group                      COM              302571104      211     5097 SH       SOLE                                       5097
Fair Isaac & Co.               COM              303250104     1503    41394 SH       SOLE                                      41394
Fastenal Co                    COM              311900104     2166    53752 SH       SOLE                                      53752
First Data                     COM              319963104      555    12327 SH       SOLE                                      12327
Fiserv Inc.                    COM              337738108     2155    47518 SH       SOLE                                      47518
Florida Rock Industries        COM              341140101      538    10823 SH       SOLE                                      10823
Franklin Elec                  COM              353514102      517    10013 SH       SOLE                                      10013
Garmin Ltd                     COM              G37260109      911     8639 SH       SOLE                                       8639
General Electric Co            COM              369604103      667    20251 SH       SOLE                                      20251
Golden West Fin'l              COM              381317106      785    10580 SH       SOLE                                      10580
Graco Inc                      COM              384109104     1978    43025 SH       SOLE                                      43025
Grainger (WW) Inc              COM              384802104     1494    19862 SH       SOLE                                      19862
Home Depot                     COM              437076102     1420    39670 SH       SOLE                                      39670
Idexx Labs                     COM              45168D104     1602    21317 SH       SOLE                                      21317
Illinois Tool Works            COM              452308109     2862    60245 SH       SOLE                                      60245
Jabil Circuit Inc.             COM              466313103      461    18002 SH       SOLE                                      18002
Johnson & Johnson              COM              478160104     3166    52832 SH       SOLE                                      52832
Johnson Controls               COM              478366107     2055    24993 SH       SOLE                                      24993
Kimco Realty Corp              COM              49446R109     1407    38547 SH       SOLE                                      38547
Kinder Morgan Energy Ptnrs LP  COM              494550106      272     5912 SH       SOLE                                       5912
Kronos                         COM              501052104      354     9779 SH       SOLE                                       9779
Linear Technology Corp         COM              535678106     1138    33992 SH       SOLE                                      33992
Lowes Cos Inc                  COM              548661107     1638    27005 SH       SOLE                                      27005
Marshall & Ilsley Corp         COM              571834100     1333    29132 SH       SOLE                                      29132
Martha Stewart Living Omnimedi COM              573083102      349    20861 SH       SOLE                                      20861
McCormick & Co                 COM              579780206     1728    51520 SH       SOLE                                      51520
McGraw-Hill Inc                COM              580645109     1917    38165 SH       SOLE                                      38165
Medtronic Inc                  COM              585055106     1851    39452 SH       SOLE                                      39452
Microchip Technology           COM              595017104      872    25992 SH       SOLE                                      25992
Microsoft Corp                 COM              594918104     1091    46834 SH       SOLE                                      46834
O'Reilly Automotive            COM              686091109      996    31919 SH       SOLE                                      31919
Omnicom Group                  COM              681919106     2226    24988 SH       SOLE                                      24988
Patterson Companies, Inc.      COM              703395103      513    14672 SH       SOLE                                      14672
Paychex Inc                    COM              704326107     1605    41187 SH       SOLE                                      41187
Pepsico Inc                    COM              713448108      615    10250 SH       SOLE                                      10250
Praxair Inc                    COM              74005P104     1077    19935 SH       SOLE                                      19935
Procter & Gamble Co            COM              742718109     2762    49681 SH       SOLE                                      49681
Prologis Tr                    COM              743410102      783    15025 SH       SOLE                                      15025
Qualcomm Inc                   COM              747525103     1494    37286 SH       SOLE                                      37286
RPM Inc                        COM              749685103      577    32080 SH       SOLE                                      32080
Resmed Inc                     COM              761152107     1497    31894 SH       SOLE                                      31894
Roper Inds Inc New Com         COM              776696106      520    11115 SH       SOLE                                      11115
SLM Corp                       COM              78442P106     1192    22526 SH       SOLE                                      22526
Sigma-Aldrich Corp             COM              826552101     3323    45746 SH       SOLE                                      45746
Staples Inc                    COM              855030102     2617   107485 SH       SOLE                                     107485
Starbucks Corp                 COM              855244109     1667    44155 SH       SOLE                                      44155
Stericycle Inc                 COM              858912108      868    13339 SH       SOLE                                      13339
Stryker Corp                   COM              863667101     2201    52265 SH       SOLE                                      52265
SunTrust Banks Inc             COM              867914103     1201    15750 SH       SOLE                                      15750
Toro Co                        COM              891092108      586    12548 SH       SOLE                                      12548
United Technologies            COM              913017109     2367    37322 SH       SOLE                                      37322
Valspar Corp                   COM              920355104     1750    66258 SH       SOLE                                      66258
Varian Med Systems             COM              92220P105     1067    22531 SH       SOLE                                      22531
Vornado Realty Trust           COM              929042109      344     3530 SH       SOLE                                       3530
WGL Holdings Inc.              COM              92924f106      246     8511 SH       SOLE                                       8511
Walgreen Co                    COM              931422109     3011    67142 SH       SOLE                                      67142
Washington REIT                COM              939653101      307     8375 SH       SOLE                                       8375
Weingarten Rlty Inv            COM              948741103      410    10721 SH       SOLE                                      10721
Whole Foods Market             COM              966837106     1740    26924 SH       SOLE                                      26924
Wrigley (Wm) Jr.               COM              982526105     1239    27305 SH       SOLE                                      27305
Zimmer Holdings Inc            COM              98956P102      297     5243 SH       SOLE                                       5243
Dodge & Cox Stock                               256219106      387 2676.678 SH       SOLE                                   2676.678